Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash	$ 347,338	$ 350,231	$ 137,660
Accounts receivable - net	161,091	46,215
Inventory	437,723	319,491
Prepaids and other	704,459	61,529	72,577
Assets of discontinued operations			93,363
Total Current Assets	1,650,611	777,466	303,600
Advances receivable			441,479
Property and equipment - net	24,115,897	240,824
Operating lease - right-of-use asset	1,917,012
Goodwill	95,686,177	4,504,177	897,542
Intangible assets - net	6,248,336	1,802,067
Total Assets	129,618,033	7,324,534	1,642,621
Current Liabilities
Deferred revenue	548,398	557,725	512,696
Convertible notes payable - net	4,422,515	4,271,103	3,442,987
Mortgage notes payable	385,392
Derivative liabilities	3,190,262	1,102,992
Notes payable - net	5,096,218	1,576,250
Operating lease liability	297,626
Liabilities of discontinued operations	406,605	479,005	457,610
Total Current Liabilities	21,753,676	11,466,233	5,075,948
Long Term Liabilities
Convertible notes payable - net
Mortgage notes payable	19,006,081
Notes payable - net		14,024
Operating lease liability	1,849,706
Total Long Term Liabilities	21,490,761	481,414
Total Liabilities	43,244,437	11,947,647	5,075,948
Commitments and Contingencies
Temporary Equity
Total Temporary Equity		12,709,061	6,036,518
Stockholders’ Deficit
Preferred stock , value
Common stock - $0.001 par value, 200,000,000 shares authorized 136,961,021 and 128,907,407 shares outstanding, respectively	213,369	136,961	128,907
Additional paid-in capital	140,897,363	29,284,708	29,027,647
Accumulated deficit	(54,737,699)	(46,753,844)	(38,626,400)
Total Stockholders’ Deficit	86,373,596	(17,332,174)	(9,469,845)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	129,618,033	7,324,534	1,642,621
Previously Reported [Member]
Current Assets
Cash		350,231
Accounts receivable - net		46,215
Inventory		319,491
Prepaids and other		61,529
Assets of discontinued operations
Total Current Assets		777,466
Advances receivable
Property and equipment - net		240,824
Goodwill		4,504,177
Intangible assets - net		1,802,067
Total Assets		7,324,534
Current Liabilities
Deferred revenue		557,725
Convertible notes payable - net		4,271,103
Derivative liabilities		1,102,992
Notes payable - net		1,576,250
Liabilities of discontinued operations		479,005
Total Current Liabilities		11,466,233
Long Term Liabilities
Convertible notes payable - net		467,390
Notes payable - net		14,024
Total Long Term Liabilities		481,414
Total Liabilities		11,947,647
Commitments and Contingencies
Temporary Equity
Total Temporary Equity		12,709,061
Stockholders’ Deficit
Preferred stock , value
Common stock - $0.001 par value, 200,000,000 shares authorized 136,961,021 and 128,907,407 shares outstanding, respectively		136,961
Additional paid-in capital		29,284,708
Accumulated deficit		(46,753,844)
Total Stockholders’ Deficit		(17,332,174)
Total Liabilities, Temporary Equity and Stockholders’ Deficit		7,324,534
Series B Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity		5,065,421
Stockholders’ Deficit
Preferred stock , value
Series C Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity		7,415,730
Stockholders’ Deficit
Preferred stock , value	560
Series D Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity		227,910
Stockholders’ Deficit
Preferred stock , value	2
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock , value	1	1	1
Series A Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit
Preferred stock , value		1
Series B Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity			5,053,855
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		5,065,421
Series C Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity			868,708
Series C Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		7,415,730
Series D Convertible Preferred Stock [Member]
Temporary Equity
Total Temporary Equity			113,955
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity
Total Temporary Equity		227,910
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	5,077,182	3,156,258	367,145
Derivative liabilities	2,919,652	805,765
Long Term Liabilities
Convertible notes payable - net	575,312	447,241
Nonrelated Party [Member] | Previously Reported [Member]
Current Liabilities
Accounts payable and accrued expenses		3,156,258
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	2,329,478	322,900	$ 295,510
Derivative liabilities	270,610	297,227
Long Term Liabilities
Convertible notes payable - net	$ 59,662	20,149
Related Party [Member] | Previously Reported [Member]
Current Liabilities
Accounts payable and accrued expenses		$ 322,900